Acquisition (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 27, 2012 USD ($)	Jul. 27, 2012 CAD	May 16, 2012	Dec. 31, 2012 Art Agolli [Member]	Dec. 31, 2012 Albania [Member]
Business Acquisition Equity Interests Number Of Shares Acquired			$ 60,000
Business Acquisition, Percentage of Voting Interests Acquired			60.00%	60.00%	60.00%
Cash at closing		250,000		250,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Long-term Debt				250,000
Business Acquisition Percentage Of Royalty Interest Payment		10.00%
Payment Of Royalty Interest Term		10 years
Business Acquisition Purchase Price Allocation Fair Value				250,000
Convertible Debt, Fair Value Disclosures			500,000
Convertible Debt Discount	$ 45,148	$ 45,148
Noncontrolling Interest, Ownership Percentage by Parent	60.00%	60.00%				100.00%	40.00%